Due to Related Parties (Tables)	6 Months Ended
May 31, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions
	May 31,	November 30,
	2019	2018
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“2019 Debenture”)	$ 1,050,000		-
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“2013 Debenture”)	-		$ 1,350,000
Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, payable monthly (“2018 Debenture”)	$ 456,555	$	$ 440,358
	$ 1,506,555	$	$ 1,790,358